Intangible Assets and Goodwill (Tables)	12 Months Ended
Apr. 27, 2013
Amortizable Intangible Assets and Unamortizable Intangible Assets

		As of April 28, 2012
Amortizable intangible assets	Useful Life	Gross Carrying Amount	Accumulated Amortization	Total
Customer relationships	5-25	$271,938	$(32,398)	$239,540
Author contracts	10	18,461	(17,049)	1,412
Technology	5-10	5,850	(2,427)	3,423
Distribution contracts	10	8,325	(4,932)	3,393
Other	3-10	6,178	(4,628)	1,550

		$310,752	$(61,434)	$249,318

Unamortizable intangible assets
Trade name				$293,400
Publishing contracts				21,336

				$314,736

Total amortizable and unamortizable intangible assets				$564,054

		As of April 27, 2013
Amortizable intangible assets	Useful Life	Gross Carrying Amount	Accumulated Amortization	Total
Customer relationships	5-25	$271,938	$(48,040)	$223,898
Technology	5-10	10,710	(4,456)	6,254
Distribution contracts	10	8,325	(6,370)	1,955
Other	3-10	6,338	(5,250)	1,088

		$297,311	$(64,116)	$233,195

Unamortizable intangible assets
Trade name				$293,400
Publishing contracts				21,336

				$314,736

Total amortizable and unamortizable intangible assets				$547,931

Aggregate Amortization Expense

Aggregate Amortization Expense:
For the 52 weeks ended April 27, 2013	$21,426
For the 52 weeks ended April 28, 2012	$18,415
For the 52 weeks ended April 30, 2011	$14,512

Estimated Amortization Expense

Estimated Amortization Expense:
(12 months ending on or about April 30)
2014	$17,356
2015	$14,861
2016	$11,334
2017	$11,060
2018	$10,790

Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for fiscal 2013 are as follows:

	B&N Retail Segment	B&N College Segment	B&N.com Segment	NOOK Segment	Total Company
Balance as of April 30, 2011	$225,336	274,070	24,707	—	$524,113
Benefit of excess tax amortization (a)	—	—	(4,428)	—	(4,428)
Re-allocation of Goodwill (b)	—	—	(20,279)	20,279	—

Balance as of April 28, 2012	$225,336	274,070	—	20,279	$519,685
Benefit of excess tax amortization (a)	(3,910)	—	—	—	(3,910)
Tikatok impairment (see Note 14)	—	—	—	(1,947)	(1,947)
NOOK impairment (c)	—	—	—	(18,332)	(18,332)

Balance as of April 27, 2013	$221,426	274,070	—	—	$495,496

(a)	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company’s income tax return.
(b)	Prior to April 28, 2012, the Company reported an operating segment titled B&N.com, which included both its NOOK digital business and eCommerce operations. Due to the increased focus on the digital business and the Company’s ability to review the digital business separate from its eCommerce business, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, during the fourth quarter of fiscal 2012, the Company created a new segment titled NOOK to report upon its digital business, moving the eCommerce business into the B&N Retail segment. The Company’s three operating segments are: B&N Retail, B&N College and NOOK. As a result of this evaluation, $20,279 of goodwill was re-allocated between B&N.com and NOOK segments.
(c)	During the fourth quarter of 2013, the Company has determined that goodwill impairment indicators arose in its NOOK reporting unit as recurring losses have led to revisions in its strategic plans. As a result, during the fourth quarter of fiscal 2013, the Company recorded a non-cash goodwill impairment charge of $18,332 in selling and administrative expenses, which represented all the goodwill in the NOOK reporting unit.